Derivative Liability (Tables)	6 Months Ended
Sep. 30, 2020
Derivative Liability [Abstract]
Schedule of Derivative Liability Assumptions

The Company used the following assumptions for determining the fair value of the conversion feature in the RDCN referenced in Note 8 to these financial statements, under the binomial pricing model with Monte Carlo simulations at June 15, 2020 and September 30, 2020, the issuance and balance sheet dates, respectively:

	June 15, 2020	September 30, 2020
Stock price on valuation date	$.42	$.80
Conversion price	$.28	$.28
Days to maturity	273	166
Weighted-average volatility*	367%	327%
Risk-free rate	.18%	.12%

The initial valuation of $526,800 at June 15, 2020, generated a discount on the debt of $206,000, which net the convertible note liability to $-0- and forced a recognition of derivative expense of $320,800 and a corresponding offset to derivative liability of $526,800. At September 30, 2020, the Company revalued the derivative liability to $937,500. For the three months ended September 30, 2020 and 2019, the Company recognized $389,300 and $-0- to derivative expense, respectively. For the six months ended September 30, 2020 and 2019, the Company recognized $731,500 and $-0- to derivative expense and derivative liability, respectively.

Schedule of Derivative Liability

The Company recorded derivative liability transactions during the six-month period ended September 30, 2020 as follows:

Six Months Ended September 30, 2020
Convertible note embedded derivative liability
Balance at March 31, 2020	$-0-

Initial recognition of derivative liability	526,800

Change in fair value	21,400

Balance at June 30, 2020	$548,200

Change in fair value	389,300

Balance at September 30, 2020	$937,500